SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the Year Ended December 31, 2022
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2021	997,148	$8.48
Granted	530,822	5.14
Cancelled	(20,833)	8.16
Outstanding as of December 31, 2022	1,507,137	$7.31

Vested as of December 31, 2022	899,609	$8.52

	For the Year Ended December 31, 2021
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2020	575,722	$9.14
Granted	421,426	7.60
Outstanding as of December 31, 2021	997,148	$8.48

Vested as of December 31, 2021	568,053	$9.08

SCHEDULE OF STOCK OPTIONS OUTSTANDING

The stock options outstanding as of December 31, 2022 and December 31, 2021, summarized by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of December 31, 2022	Stock options outstanding as of December 31, 2021	Weighted average remaining contractual life – years as of December 31, 2022	Weighted average remaining contractual life – years as of December 31, 2021	Stock options exercisable as of December 31, 2022	Stock options exercisable as of December 31, 2021
3.73	211,000	-	10	-	-	-
4.20	77,846	77,846	2.0	3.0	77,846	77,846
4.80	32,500	-	9.6	-	-	-
5.06	15,808	15,808	6.8	7.8	15,808	11,064
5.71	99,823	-	9.7	-	-	-
5.95	17,503	17,503	6.6	7.6	17,503	13,564
6.16	31,492	31,492	7.5	8.5	26,282	16,834
6.48	182,500	-	9.1	-	59,312	-
6.72	117,500	125,000	8.4	9.4	64,624	31,249
7.00	81,426	81,426	8.8	9.8	38,676	-
7.22	11,084	11,084	7.9	8.9	7,756	4,432
7.26	20,000	25,000	8.8	9.8	8,000	-
8.16	4,902	4,902	7.6	8.6	3,799	2,328
8.48	190,000	190,000	8.1	9.1	166,250	-
8.60	9,304	9,304	6.1	7.1	9,304	9,304
9.00	10,000	10,000	5.6	6.6	10,000	10,000
9.64	166,666	166,666	7.2	8.2	166,666	166,666
15.30	35,199	38,533	5.0	6.0	35,199	38,533
15.75	131,007	131,007	4.7	5.7	131,007	124,656
(*)	61,577	61,577	3.3	4.3	61,577	61,577
	1,507,137	997,148	7.6	7.6	899,609	568,053

(*)	Less than $0.01.

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The grant date fair values of stock options granted in the years ended December 31, 2022 and 2021 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2022	2021
Expected volatility	111.2%-161.7%	118.3%-134.3%
Risk-free interest	1.7%- 3.7%	0.4%-1.2%
Dividend yield	-%	-%
Expected terms (years)	6.2	5.3

SCHEDULE OF WARRANTS OUTSTANDING

The remaining outstanding warrants and terms as of December 31, 2022 and 2021 are as follows:

Issuance date	Outstanding and exercisable as of December 31, 2022	Outstanding and exercisable as of December 31, 2021	Exercise Price	Exercisable Through
Series A (2013)	183	183	$2,754.00	April 9, 2023
Series B (2016)	-	2,770	$40.50	March 14, 2022
Warrant to underwriters 1.2019	-	8,082	$8.13	July 14, 2022
Warrant to underwriters 1.2019	-	29,500	$12.50	July 15, 2022
Warrant to underwriters 12.2019	45,643	45,643	$13.13	June 25, 2023
Warrant to underwriters 12.2019	47,619	47,619	$13.13	June 27, 2023
Warrant to underwriters 12.2019	45,045	45,045	$13.88	June 30, 2023
Series A 10.2022	1,022,495	-	$4.64	October 25, 2027
Series B 10.2022	1,022,495	-	$4.64	October 25, 2024
Warrant to underwriters 10.2022	51,125	-	$6.11	October 21, 2027